Fees Summary	Sep. 17, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,057,082,643.54
Previously Paid Amount	0.00
Total Fee Amount	161,839.36
Total Offset Amount	0.00
Net Fee	$ 161,839.36